UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A

Central Index Key Number of sponsor: 0001633283

Towd Point Mortgage Funding 2016-Granite1 plc

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Hitzmann, (646) 233-0753

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Cerberus European Residential Holdings B.V.

(Depositor)

By:	/s/ G.J. Schipper
Name:	G.J. Schipper
Title:	Managing Director

Date: March 29, 2016

By:	/s/ J.J. van Vliet
Name:	J.J. van Vliet
Title:	Managing Director

EXHIBIT INDEX

Exhibit Number	Description

99.1	Independent Accountant’s Report on Applying Agreed Upon Procedures, dated March 29, 2016 of KPMG LLP

99.2	Report of Rockstead Ltd, dated July 20, 2015

99.3	Report of Allen & Ovey LLP, dated October 9, 2015

99.4	Report of Allen & Overy LLP, dated November 30, 2015